Stock Based Compensation (Tables)	3 Months Ended
Jul. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Changes in Stock Options

The following table summarizes the changes in stock options:

		Weighted Avg.
	Number of Options	Exercise Price
Outstanding, April 30, 2011	1,404,300	0.60
Granted	100,000	0.50
Expired	(52,950)	0.15
Forfeited	-	-
Cancelled	(676,350)	(0.55)
Outstanding, April 30, 2012	775,000	$0.52
Granted	-	-
Expired	-	-
Forfeited	-	-
Cancelled	-	-
Outstanding, July 31, 2012	775,000	$0.52

Summary of Options Outstanding and Exercisable

The following table summarizes information about the options outstanding and exercisable at July 31, 2012:

	Options Outstanding			Options Exercisable
Exercise Price	Options	Weighted Avg. Life Remaining	Weighted Avg. Exercise Price	Options	Weighted Avg. Exercise Price
$0.50	757,500	1.71 years	$0.50	650,833	$0.50
$1.50	17,500	0.33 years	$1.50	13,125	$1.50
	775,000	1.65 years	$0.52	663,958	$0.52
Aggregate Intrinsic Value	$-			$-

Summary of Warrants Outstanding and Exercisable

In April 2011, the Company granted 480,000 warrants to certain officers and directors as recognition of past service contributions for which the $152,010 estimated fair value was recognized on the date of issuance. The warrants are exercisable at $0.50 per share until April 5, 2014

			Weighted Avg.
	Number of	Weighted Avg.	Life Remaining
	Warrants	Exercise Price	At April 30, 2012
Outstanding and exercisable, April 30, 2011	480,000	$0.50	2.9 years
Granted	-	-	-
Outstanding and exercisable, April 30, 2012	480,000	0.50	1.9 years
Outstanding and exercisable, July 31, 2012	480,000	$0.50	1.65 years
Aggregate Intrinsic Value	$-	-	-